Annual Operating Expenses {- Fidelity Freedom Index Income Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index Income Fund - Investor Class	Jul. 13, 2021
Operating Expenses:
Management fee	0.12%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.12%